POST-EMPLOYMENT BENEFITS - Sensitivity Analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
POST-EMPLOYMENT BENEFITS
Discount rate (+0.25%)	4.25%	4.00%
Present value of the post-employment benefit obligations (in € thousand)	€ 872	€ 862
Discount rate (-0.25%)	3.75%	3.50%
Present value of the post-employment benefit obligations (in € thousand)	€ 918	€ 912
Actuarial assumption of discount rates
POST-EMPLOYMENT BENEFITS
Discount rate increase	0.25%	0.25%
Discount rate decrease	(0.25%)	(0.25%)